Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Accounting Policies [Abstract]
Note 2 - Summary of Significant Accounting Policies [Text Block]

2. Summary of Significant Accounting Policies

In preparing these consolidated financial statements, the Company has followed accounting policies that are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of these financial statements requires the use of estimates and assumptions that affect the assets, liabilities, revenues and expenses reported in the financial statements, as well as amounts included in the notes thereto.

Estimates adopted by management include: oil and gas reserves, pension and health care liabilities, depreciation, depletion and amortization, abandonment costs, fair value of financial instruments, contingencies and income taxes. While the Company uses its best estimates and judgments, actual results could differ from those estimates as future confirming events occur.

Certain prior years amounts have been reclassified to conform to current year presentation standards. These reclassifications are not significant to the consolidated financial statements and had no impact on the Company's net income.

Events subsequent to December 31, 2010 were evaluated until the time of the Form 6-K filing with the Securities and Exchange Commission.

a) Basis of financial statements preparation

The accompanying consolidated financial statements of Petróleo Brasileiro S.A. - Petrobras (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and the rules and regulations of the Securities and Exchange Commission (SEC). U.S. GAAP differs in certain respects from International Financial Reporting Standards (IFRS), as issued by International Financial Reporting Standards Board (IASB) and applied by Petrobras in its statutory financial statements prepared in accordance with Brazilian Corporate Law and regulations promulgated by the Brazilian Securities and Exchange Commission (CVM). The Brazilian Corporation Law was amended in 2007 to permit Brazilian GAAP to converge with International Financial Reporting Standards, and Petrobras chose to present its financial statements for local purposes for the first time in accordance with IFRS in the first quarter of 2010 (see more details in Note 2 - item p).

The U.S. dollar amounts for the years presented have been translated from the Brazilian Real amounts in accordance Accounting Standard Codification - ASC Topic 830 - Foreign Currency Matters as applicable to entities operating in non-hyperinflationary economies. Transactions occurring in foreign currencies are first remeasured to the Brazilian Real and then translated to the U.S. dollar, with remeasurement gains and losses being recognized in the statements of income. While Petrobras has selected the U.S. Dollar as its reporting currency, the functional currency of Petrobras and all Brazilian subsidiaries is the Brazilian Real. The functional currency of Petrobras International Finance Company - PifCo and some subsidiaries and certain of the special purpose companies that operate in the international economic environment is the U.S. dollar, and the functional currency of Petrobras Argentina is the Argentine Peso.

The Company has translated all assets and liabilities into U.S. dollars at the current exchange rate (R$1.666 and R$1.741 to US$1.00 at December 31, 2010 and 2009, respectively), and all accounts in the statements of income and cash flows (including amounts relative to local currency indexation and exchange variances on assets and liabilities denominated in foreign currency) at the average rates prevailing during the year. The net translation gain in the amount of US$6,796 in 2010 (net translation gain in 2009 - US$22,589 and net translation loss in 2008 - US$20,001) resulting from this remeasurement process was excluded from income and presented as a cumulative translation adjustment ("CTA") within "Accumulated other comprehensive income" in the consolidated statements of changes in shareholders' equity.

b) Principles of consolidation

The consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries in which (a) the Company directly or indirectly has either a majority of the equity of the subsidiary or otherwise has controlling financial interest, or (b) the Company has determined itself to be the primary beneficiary of a variable interest entity in accordance with Codification Topic 810-10-25 ("Variable Interest Entities"). All significant intercompany balances and transactions have been eliminated in consolidation.

The following subsidiaries and variable interest entities are consolidated:

Subsidiaries	Activity

Petrobras Química S.A. - Petroquisa and subsidiaries	Petrochemical
Petrobras Distribuidora S.A. - BR and subsidiaries	Distribution
Braspetro Oil Services Company - Brasoil and subsidiaries	International operations
Braspetro Oil Company - BOC and subsidiaries	International operations
Petrobras International Braspetro B.V. - PIBBV and subsidiaries	International operations
Petrobras Gás S.A. - Gaspetro and subsidiaries	Gas transportation
Petrobras International Finance Company - PifCo and subsidiaries	Financing
Petrobras Transporte S.A. - Transpetro and subsidiary	Transportation
Downstream Participações Ltda. and subsidiary	Refining and distribution
Petrobras Netherlands BV - PNBV and subsidiaries	Exploration and Production
Petrobras Comercializadora de Energia Ltda. - PBEN	Energy
Petrobras Negócios Eletrônicos S.A. - E-Petro and subsidiary	Corporate
5283 Participações Ltda.	Corporate
Fundo de Investimento Imobiliário RB Logística - FII	Corporate
FAFEN Energia S.A. and subsidiary	Energy
Baixada Santista Energia Ltda.	Energy
Sociedade Fluminense de Energia Ltda. - SFE	Energy
Termoaçu S.A.	Energy
Termobahia S.A.	Energy
Termoceará Ltda.	Energy
Termorio S.A.	Energy
Termomacaé Ltda.	Energy
Termomacaé Comercializadora de Energia Ltda.	Energy
Ibiritermo S.A.	Energy
Usina Termelétrica de Juiz de Fora S.A.	Energy
Petrobras Biocombustível S.A.	Energy
Companhia Locadora de Equipamentos Petrolíferos S.A. - CLEP	Exploration and Production
Comperj Participações S.A.	Petrochemical
Comperj Petroquímicos Básicos S.A.	Petrochemical
Comperj PET S.A.	Petrochemical
Comperj Estirênicos S.A.	Petrochemical
Comperj MEG S.A.	Petrochemical
Comperj Poliolefinas S.A.	Petrochemical
Refinaria Abreu e Lima S.A.	Refining
Cordoba Financial Services Gmbh - CFS and subsidiary	Corporate
Cayman Cabiunas Investments Co.	Exploration and Production
Breitener Energética S.A.	Energy

Special purpose entities consolidated according to ASC TOPIC 810-10-25	Activity

Albacora Japão Petróleo Ltda.	Exploration and Production
Companhia de Desenvolvimento e Modernização de Plantas Industriais - CDMPI	Refining
PDET Offshore S.A.	Exploration and Production
Companhia de Recuperação Secundária S.A.	Exploration and Production
Nova Transportadora do Nordeste S.A. - NTN	Transportation
Nova Transportadora do Sudeste S.A. - NTS	Transportation
Gasene Participações Ltda.	Transportation
Charter Development LLC- CDC	Exploration and Production
Companhia Mexilhão do Brasil	Exploration and Production
Fundo de Investimento em Direitos Creditórios não-padronizados do Sistema Petrobras (1)	Corporate

(1) At December 31, 2010, the Company had amounts invested in the Petrobras Group's NonStandardized Credit Rights Investment Fund (Fundo de Investimento em Direitos Creditórios não-padronizados do Sistema Petrobras - "FIDC-NP"). This investment fund is predominantly intended for acquiring credit rights, performed and/or non-performed, in the Petrobras System companies, and aims to optimize the Company's cash management.

c) Cash and cash equivalents

Cash and cash equivalents consist of highly liquid investments that are readily convertible into cash and have an original maturity of three months or less at date of acquisition.

d) Marketable securities

Marketable securities have been classified by the Company as available-for-sale, held-to-maturity or trading based upon intended management's strategies with respect to such securities. The Company classifies and accounts for marketable securities under ASC Topic 320 - Investments:

Trading securities, which are marked-to-market through current period earnings;

· Available-for-sale securities, which are marked-to-market through other comprehensive income;

· Held-to-maturity securities, which are recorded at amortized cost.

The interest and monetary restatement of the securities are recorded in the statement of income. There were no material transfers between categories.

e) Inventories

Inventories are stated as follows:

· Raw material comprises mainly the stocks of petroleum, which are stated at the average value of the importing or production costs, adjusted, when applicable, to their realization value;

· Oil products and fuel alcohol are stated, respectively, at average refining and purchase cost, adjusted when applicable to their realization value;

· Materials and supplies are stated at average purchase cost, not exceeding replacement value and imports in transit are stated at identified cost.

f) Investments in non-consolidated companies

The Company uses the equity method of accounting for all long-term investments for which it owns between 20% and 50% of the investee's outstanding voting stock or has the ability to exercise significant influence over operating and financial policies of the investee without controlling it. The equity method requires periodic adjustments to the investment account to recognize the Company's proportionate share in the investee's results, reduced by receipt of investee's dividends.

g) Property, plant and equipment

· Costs incurred in oil and gas producing activities

The costs incurred in connection with the exploration, development and production of oil and gas are recorded in accordance with the "successful efforts" method. This method requires that costs the Company incurs in connection with the drilling of developmental wells and facilities in proved reserve production areas and successful exploratory wells be capitalized. In addition, costs the Company incurs in connection with geological and geophysical activities are charged to the statements of income in the year incurred, and the costs relating to exploratory dry wells on unproved reserve properties are charged to the statements of income when determined as dry or uneconomical.

· Capitalized costs

The capitalized costs are depreciated based on the unit-of-production method using proved developed reserves. These reserves are estimated by the Company's geologists and petroleum engineers in accordance with SEC standards and are reviewed annually or more frequently when there are indications of significant changes.

· Property acquisition costs

Costs of acquiring developed or undeveloped leaseholds including lease bonus, brokerage, and other fees are capitalized. The costs of undeveloped properties that become productive are transferred to a producing property account.

· Exploratory costs

Exploratory wells that find oil and gas in an area requiring a major capital expenditure before production begins are evaluated annually to assure that commercial quantities of reserves have been found or that additional exploration work is underway or planned. Exploratory costs related to areas where commercial quantities have been found are capitalized, and exploratory costs where additional work is underway or planned continue to be capitalized pending final evaluation. Exploratory well costs not meeting either of these tests are charged to expense. All other exploratory costs (including geological and geophysical costs) are expensed as incurred. Exploratory dry holes are expensed.

· Development costs

Costs of development wells including wells, platforms, well equipment and attendant production facilities are capitalized.

· Production costs

Costs incurred with producing wells are recorded as inventories and are expensed when the products are sold.

· Abandonment costs

The Company makes its annual reviews and revision of its estimated costs associated with well abandonment and the demobilization of oil and gas production areas, considering new information about date of expected abandonment and revised cost estimates to abandon. The changes in estimated asset retirement obligation are principally related to the commercial declaration of new fields, certain changes in cost estimates, and revisions to abandonment information provided for non-operated joint ventures, considering the useful economic life of the fields and the expected cash flows, to present value, at a rate of interest free of risks, adjusted by the Petrobras risk.

· Depreciation, depletion and amortization

Depreciation, depletion and amortization of leasehold costs of producing properties are recorded using the unit-of-production method applied on a field by field basis as a ratio of proved developed reserves. Production platform under capital lease which is not tied to the respective wells, are depreciated on a straight-line basis over the estimated useful lives of the platforms. Depreciation, depletion and amortization of all other capitalized costs (both tangible and intangible) of proved oil and gas producing properties is recorded using the unit-of-production method applied on a field by field basis as a ratio of proved developed reserves produced. The straight-line method is used for assets with a useful life shorter than the life of the field.

Other plant and equipment are depreciated on a straight line basis, based on the following estimated useful lives:

Class of assets	Useful life
average weighted
Buildings and improvements	25 years (25-40 years)
Equipment and other assets	20 years (3-31 years)

· Impairment

In accordance with Codification Topic 360-10, management reviews long-lived assets, primarily property, plant and equipment to be used in the business and capitalized costs relating to oil and gas producing activities, whenever events or changes in circumstances indicate that the carrying value of an asset or group of assets may not be recoverable on the bases of undiscounted future cash flows. The reviews are carried out at the lowest level of assets to which the Company is able to attribute identifiable future cash flows. The net book value of the underlying assets is adjusted to their fair value using a discounted future cash flows model, if the sum of the expected undiscounted future cash flows is less than the book value.

The main assumptions of cash flows are: prices based on last strategic plan presented, production curves associated to existent projects comprising the Company's portfolio, operating market costs and investments needed for projects conclusion.

· Maintenance and repairs

Maintenance and repairs, that do not embody significant improvements, are expensed as incurred, as well as planned major maintenances. Expenditures which appreciably extend the life, increase the capacity, or improve the efficiency of existing property are capitalized.

· Capitalized interest

Interest is capitalized in accordance with Codification Topic 835-20 - Capitalization of Interest Cost. Interest is capitalized on specific projects when a construction process involves considerable time and involves major capital expenditures. Capitalized interest is allocated to property, plant and equipment and amortized over the estimated useful lives or unit-of-production method of the related assets. Interest is capitalized at the Company's weighted average cost of borrowings.

h) Revenues, costs and expenses

Revenue from sales of crude oil and oil products, petrochemical products, natural gas and other related products is recognized when title passes to the customer, because at that time the amount can be reasonably measured, collectibility is reasonably assured, persuasive evidence of an arrangement exists, the seller's price to the buyer is fixed or determinable and the significant risks and rewards of ownership have been transferred. Title is transferred to the customer when delivery occurs pursuant to the terms of the sales contracts. Revenues from the production of natural gas properties in which Petrobras has an interest with other producers are recognized based on the actual volumes sold during the period. Subsequent adjustments to revenues based on production sharing agreements or volumetric delivery differences are not significant. Costs and expenses are accounted for on an accrual basis. Purchases and sales of inventory with the same counterparty (buy/sell arrangements) are combined and recorded on a net basis and reported in "Cost of Sales" on the Consolidated Statements of Income.

i) Income taxes

The Company accounts for income taxes in accordance with Codification Topic 740 -Accounting for Income, which requires an asset and liability approach to recording current and deferred taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company records the tax benefit of all net operating losses as a deferred tax asset and recognizes a valuation allowance for any part of this benefit which management believes will not be recovered against future taxable income using a "more likely than not" criterion.

In accordance with Codification Topic 740-10, the Company recognizes the effect of an income tax position only if that position is more likely that not of being sustained upon examination, based on technical merits of the position. A recognized income tax position is measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgement occurs. The Company records interests and penalties related to unrecognized tax benefits in "Other expenses".

j) Employees' postretirement benefits

The Company sponsors a contributory defined-benefit pension plan covering substantially all of its employees, which is accounted and disclosured for by the Company in accordance with Codification Topic 715 - Compensation-Retirement Benefits.

In addition, the Company provides certain health care benefits for retired employees and their dependents. The cost of such benefits is recognized in accordance with Codification Topic 715 - Compensation-Retirement Benefits.

The Company also contributes to the Brazilian pension and government sponsored pensions of international subsidiaries, social security and redundancy plans at rates based on payroll, and such contributions are expensed as incurred. Further indemnities may be payable upon involuntary severance of employees but, based on current operating plans, management does not believe that any amounts payable under this plan will be significant.

k) Earnings per share

Earnings per share are computed using the two-class method, which is an earnings allocation formula that determines earnings per share for both preferred shares, which are participating securities and common shares as if all of the net income for each year had been distributed in accordance with a predetermined formula described in Note 16(f).

l) Accounting for derivatives and hedging activities

The Company applies Codification Topic 815 - Derivatives and Hedging, together with its amendments and interpretations, referred to collectively herein as "ASC 815". These rules require that all derivative instruments be recorded in the balance sheet of the Company as either an asset or a liability and measured at fair value. ASC 815 requires that changes in the derivative's fair value be recognized in the income statement unless specific hedge accounting criteria are met; and the Company designates. For derivatives designated as accounting hedges, fair value adjustments are recorded either in the income statements or "Accumulated other comprehensive income", a component of shareholders' equity, depending upon the type of accounting hedge and the degree of hedge effectiveness.

The Company uses derivative financial instruments, not designated as hedge accounting, to mitigate the risk of unfavorable price movements for crude oil purchases. These instruments are marked-to-market with the associated gains or losses recognized as "Financial income" or "Financial expenses".

The Company may also use non-hedging derivatives to mitigate the risk of unfavorable exchange-rate movements on its foreign currency-denominated funding. Gains and losses from changes in the fair value of these contracts are recognized as "Financial income" or "Financial expenses".

The Company may also use hedging derivatives to protect exchange of interest rates in different currencies. These hedging derivatives used as well as the risk being hedged are accounted for a cash flow model. Under this model, the gains and losses associated with the derivative instruments are deferred and recorded in "Accumulated other comprehensive income" until such time as the hedged transaction impacts earnings, with the exception of any hedge ineffectiveness, which is recorded directly in the statements of income.

m) Recently issued accounting pronouncements

· Intangibles - Goodwill and Other (Topic 350): When to perform step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts - (ASU 2010-28)

The ASU 2010-28 establishes when to perform the Step 2 of the Goodwill Impairment Test for Reporting Units with zero or negative carrying amounts. Under this new guidance an entity must consider whether it is more likely than not that goodwill impairment exists for each reporting unit with a zero or negative carrying amount. If it is considered that goodwill impairment exists, the second step of the Goodwill Impairment Test must be performed. The Company does not have goodwill recorded in reporting units with zero or negative carrying amounts.

n) Recently adopted accounting pronouncements

· Transfers and Servicing (ASC 860), Accounting for Transfers of Financial Assets (ASU 2009-16)

The FASB issued ASU 2009-16 in December 2009. This standard removes the concept of a Qualifying Special Purpose Entity ("QSPE") and the exception for QSPE consolidation and clarifies the requirements for financial asset transfers eligible for sale accounting. ASU 2009-16 was adopted on January 1, 2010, and did not impact the Company's results of operations, financial position or liquidity.

· Consolidation (ASC 810), Improvements to Financial Reporting by Enterprises Involved With Variable Interest Entities (ASU 2009-17)

The FASB issued ASU 2009-17 in December 2009. This standard became effective for the Company on January 1, 2010. ASU 2009-17 requires the enterprise to qualitatively assess if it is the primary beneficiary of a variable-interest entity ("VIE"), and, if so, the VIE must be consolidated. Additionally, this Statement requires continuous assessments of whether an enterprise is the primary beneficiary of a VIE. ASU 2009-17 was adopted on January 1, 2010, and did not impact the Company's results of operations, financial position or liquidity.

· Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses (ASU 2010-20)

The ASU 2010-20 enhance the disclosures required for financing receivables and allowances for credit losses under FASB Accounting Standards Codification 310, Receivables. Most of the existing disclosures have been amended to require information on a more disaggregated basis. ASU 2010-20 was adopted on December, 2010. Adoption of the standard did not change the Company's existing disclosures.

· Plan Accounting-Defined Contribution Pension Plans (Topic 962): Reporting Loans to Participants by Defined Contribution Pension Plans (a consensus of the FASB Emerging Issues Task Force) (ASU 2010-25)

The ASU 2010-25 requires participant loans to be classified as notes receivables from participants and measured at their unpaid principal balance, plus any accrued but unpaid interest. ASU 2010-25 was adopted on December, 2010, and did not impact the Company's results of operations, financial position or liquidity, other than disclosure.

o) Change in accounting estimates

The Company changed at the beginning of 2010, as a consequence of the periodic assessment of the expected useful lives of its assets, depreciation rates from thermoelectric power plants and facilities from Refining, Transportation and Marketing segment, based on reports prepared by independent appraisers. The changes were accounted for prospectively in accordance with ASC 250 (Accounting changes and error corrections) and the Company's results of operations were increased in US$352, net of taxes, in the year ended December 31, 2010.

The table below provides the previous and the current depreciation rates as a result of the assessment:

Estimated useful life	Previous	New (average)
Optic system equipment	7 years	20 years
Equipment and facilities of distribution	10 years	14 years
Industrial refining equipment and assemblies	10 years	20 years
Equipment and industrial plant fertilizer	10 years	22 years
Product storage tanks	10 years	26 years
Pipelines	10 years	31 years
Plataforms	16 years	27 years
Thermoelectric power plants	20 years	23 years
Vessels	20 years	25 years

p) IFRS adoption for local purposes

The Brazilian Corporation Law was amended in 2007 to permit Brazilian GAAP to converge with International Financial Reporting Standards, or "IFRS", as issued by the International Accounting Standards Board, or "IASB". The adoption of IFRS in Brazil is mandatory for the year ended December 31, 2010 and as per current tax legislation, the resulting adjustments in relation to the previous practice are not included in the determination of current income tax charge.

The Company chose to present its financial statements for local purposes for the first time in accordance with IFRS in the first quarter of 2010. The Company's financial statements prepared in accordance with U.S. GAAP were not affected by the adoption of IFRS other than dividends and profit sharing payable to our employees, which are based on the net income calculated under IFRS.